REVENUE (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues	$ 3,484,247	$ 1,768,374	$ 122,808
Lease and service [Member]
IfrsStatementLineItems [Line Items]
Revenues	1,579,905	222,406
Sale of products [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 1,905,242	$ 1,545,968	$ 122,808